Loans Modified as TDRs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Number of Loans	5	1	17
Recorded Investment	$ 1,719	$ 152	$ 2,584
Allowance for Loan Losses	66	17	296
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	1	16
Recorded Investment	107	152	2,507
Allowance for Loan Losses	0	17	296
Real estate: Multi-family and commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2		1
Recorded Investment	1,405		77
Allowance for Loan Losses	46		0
Commercial business: Other [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2		0
Recorded Investment	207		0
Allowance for Loan Losses	$ 20		$ 0